UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Pacific Opportunities Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares              Value ($)
                                                                                  ---------------------------------------
Common Stocks 97.0%
China 3.1%
Guangshen Railway Co., Ltd. "H"                                                          2,602,000             1,035,783
PetroChina Co., Ltd. "H"                                                                 4,204,000             2,355,477
                                                                                                              ----------
(Cost $2,986,767)                                                                                              3,391,260

Hong Kong 22.4%
BOC Hong Kong (Holdings) Ltd.                                                              648,000             1,193,480
Cheung Kong Holdings Ltd.                                                                  220,000             2,019,318
China Mobile (Hong Kong) Ltd.                                                              708,000             2,223,539
CLP Holdings Ltd.                                                                          503,000             2,857,964
CNOOC Ltd.                                                                               4,760,000             2,540,469
Cosco Pacific Ltd.                                                                         581,000             1,211,881
First Pacific Co., Ltd.*                                                                 5,038,000             1,485,602
Hang Seng Bank Ltd.                                                                        244,700             3,312,222
Hongkong Land Holdings Ltd.                                                                463,000             1,093,394
Hutchison Whampoa Ltd.                                                                     376,200             3,428,893
Lifestyle International Holdings Ltd.                                                      639,500               988,815
Sun Hung Kai Properties Ltd. (REIT)                                                        146,000             1,358,668
Swire Pacific Ltd. "A"                                                                     154,000             1,209,326
                                                                                                              ----------
(Cost $24,567,675)                                                                                            24,923,571

India 6.0%
Gujarat Ambuja Cements Ltd.                                                                153,470             1,582,637
Infosys Technologies Ltd.                                                                   30,050             1,424,553
National Thermal Power Corp. Ltd.*                                                          93,400               184,954
Ranbaxy Laboratories Ltd.                                                                   32,615               810,760
Reliance Industries Ltd.                                                                    67,011               818,043
State Bank of India                                                                         77,544             1,142,618
Tata Consultancy Services Ltd.                                                              25,076               747,828
                                                                                                              ----------
(Cost $4,529,612)                                                                                              6,711,393

Indonesia 1.0%
PT Bank Internasional Indonesia Tbk                                                     21,753,000               473,468
PT Telekomunikasi Indonesia "B"                                                          1,318,000               688,322
                                                                                                              ----------
(Cost $962,675)                                                                                                1,161,790

Korea 25.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                         108,560             1,955,833
Hana Bank                                                                                   86,120             2,292,748
Hyundai Motor Co., Ltd.                                                                     42,300             2,403,028
Kookmin Bank*                                                                               60,600             2,618,103
Korea Exchange Bank*                                                                       125,540             1,091,375
KT Freetel Co., Ltd.                                                                        73,790             1,621,489
KT&G Corp.                                                                                  63,200             1,941,055
LG Investment & Securities Co., Ltd.                                                       122,720             1,197,550
LG.Philips LCD Co., Ltd. (ADR)*                                                             63,900             1,380,240
Samsung Electronics Co., Ltd.                                                               20,705            10,004,413
SK Corp.                                                                                    39,310             2,097,972
                                                                                                              ----------
(Cost $20,055,936)                                                                                            28,603,806

Malaysia 4.1%
IOI Corp.                                                                                  280,000               685,338
Sime Darby Bhd.                                                                            769,000             1,295,814
Telekom Malaysia Bhd.                                                                      500,200             1,448,776
UMW Holdings Bhd.                                                                          824,000             1,128,268
                                                                                                              ----------
(Cost $4,308,020)                                                                                              4,558,196

Philippines 1.6%
Bank of Philippine Islands                                                               1,154,000             1,225,580
Globe Telecom, Inc.                                                                         33,000               554,269
                                                                                                              ----------
(Cost $1,451,074)                                                                                              1,779,849

Singapore 11.1%
City Developments Ltd.                                                                     337,000             1,410,620
ComfortDelGro Corp., Ltd.                                                                1,389,000             1,272,925
DBS Group Holdings Ltd.                                                                    203,000             1,960,114
Keppel Corp.                                                                               278,000             1,563,611
Oversea-Chinese Banking Corp., Ltd.                                                        135,000             1,130,724
Singapore Airlines Ltd.                                                                    217,000             1,552,490
Singapore Press Holdings Ltd.                                                              576,000             1,570,292
Singapore Telecommunications Ltd.                                                        1,188,650             1,851,226
                                                                                                              ----------
(Cost $10,302,773)                                                                                            12,312,002

Taiwan 16.9%
Asustek Computer, Inc.                                                                     725,300             1,958,009
AU Optronics Corp.                                                                         578,000               873,759
Bank of Kaohsiung                                                                        1,027,000               765,111
Cathay Financial Holding Co., Ltd.                                                         857,000             1,683,012
Chungwha Telecom Co., Ltd.                                                               1,612,000             3,235,779
EVA Airways Corp.                                                                        4,294,000             2,042,175
Far East Textile Ltd.                                                                    2,081,941             1,503,567
Mega Financial Holding Co., Ltd.                                                         2,531,280             1,676,443
Nanya Technology Corp.*                                                                  1,468,000             1,087,931
Taiwan Semiconductor Manufacturing Co., Ltd.                                             1,470,641             2,401,594
Zyxel Communications Corp.                                                                 694,000             1,501,493
                                                                                                              ----------
(Cost $17,108,338)                                                                                            18,728,873

Thailand 5.1%
Bangkok Bank PCL (Foreign registered)                                                      485,000             1,459,403
Italian-Thai Development PCL (Foreign registered)                                        5,060,300             1,470,178
Krung Thai Bank PCL (Foreign registered)                                                 3,586,500               948,957
PTT PCL (Foreign registered)                                                               366,200             1,747,881
                                                                                                              ----------
(Cost $4,668,105)                                                                                              5,626,419


Total Common Stocks (Cost $90,940,975)                                                                       107,797,159
                                                                                                             -----------
Rights 0.0%
Thailand
True Corp. PCL*
(Cost $0)                                                                                  431,146                     0
                                                                                                              ----------
Cash Equivalents 2.6%
Scudder Cash Management QP Trust, 2.30% (a)
(Cost $2,820,600)                                                                        2,820,600             2,820,600
                                                                                                              ----------

                                                                                              % of
                                                                                        Net Assets              Value ($)
                                                                                        ----------              ---------

Total Investment Portfolio  (Cost $93,761,575)                                                99.6           110,617,759
Other Assets and Liabilities, Net                                                              0.4               493,269
                                                                                                             -----------
Net Assets                                                                                   100.0           111,111,028
                                                                                                             ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust


At January 31, 2004, the Scudder Pacific Opportunities Fund had the following sector diversification:
                                                                       As a % of
                                                                      Investment
Sector                                             Value ($)           Portfolio
--------------------------------------------------------------------------------
Financials                                            35,249,926           31.9%
Information Technology                                20,506,059           18.5%
Industrials                                           19,227,303           17.4%
Telecommunication Services                            11,623,401           10.5%
Energy                                                 8,741,799            7.9%
Consumer Discretionary                                 5,835,894            5.3%
Utilities                                              3,042,918            2.8%
Consumer Staples                                       1,941,055            1.8%
Materials                                                818,043            0.7%
Health Care                                              810,761            0.7%
                                                                    ------------
Total Common and Preferred Stocks                    107,797,159           97.5%
                                                                    ------------
Cash Equivalents                                       2,820,600            2.5%
                                                                    ------------
Total Investment Portfolio                           110,617,759          100.0%
                                                                    ------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pacific Opportunities Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Pacific Opportunities Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    ---------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005